Employee benefits - Movements in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Balance at beginning of year	$ 3,565	$ 3,410
Interest income	140	57
Remeasurements gain (loss):
-Return on plan assets excluding interest income	120	81
Contributions paid by the employer	56	132
Refund of overfunding	(70)
Effect of changes in exchange rate	(81)	(115)
Balance at end of year	$ 3,730	$ 3,565